Notes to the interim condensed consolidated statement of (income) loss - Operating expenses - Personnel costs and headcount (Details) € in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€) employee	Jun. 30, 2023 EUR (€) employee
Operating expenses
Number of employees | employee	123	117
Wages, salaries and similar costs	€ (6,181)	€ (5,694)
Payroll taxes	(1,886)	(1,708)
Provisions for retirement benefit obligations	(86)	(90)
Share-based payments	(2,238)	(2,046)
Total personnel costs	€ (10,391)	€ (9,538)
Inventiva S.A [Member]
Operating expenses
Number of employees | employee	112	105
Inventiva Inc [Member]
Operating expenses
Number of employees | employee	11	12
Research and development costs
Operating expenses
Wages, salaries and similar costs	€ (4,824)	€ (4,399)
Payroll taxes	(1,312)	(1,222)
Provisions for retirement benefit obligations	(51)	(61)
Share-based payments	(1,450)	(1,383)
Total personnel costs	(7,637)	(7,065)
Marketing - Business development expenses
Operating expenses
Wages, salaries and similar costs	(120)	(104)
Payroll taxes	(10)	(10)
Share-based payments	(24)	(13)
Total personnel costs	(153)	(126)
General and administrative expenses
Operating expenses
Wages, salaries and similar costs	(1,237)	(1,191)
Payroll taxes	(563)	(476)
Provisions for retirement benefit obligations	(35)	(29)
Share-based payments	(765)	(650)
Total personnel costs	€ (2,600)	€ (2,347)